Fair values (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Non-recurring fair value measures
Impairment charges recorded as an adjustment to the fair value of certain equity method investments	$ 87
Long Term loans granted and outstanding	58	52
Amortized cost of available-for-sale securities	97	92
Fair value of available-for-sale securities	124	120
Carrying value
Non-recurring fair value measures
Fair values of short-term loans	7
Restricted cash and cash deposits (pledged in respect of a certain non-current deposit liability)	271
Non-recurring | Carrying value
Non-recurring fair value measures
Long Term loans granted and outstanding	58	52
Long-term debt	7,449	3,151
Non-recurring | Fair value
Non-recurring fair value measures
Long Term loans granted and outstanding	59	54
Long-term debt	7,909	3,218
Level 1
Non-recurring fair value measures
Cash and equivalents	2,784
Other short-term investments	15
Short-term debt and current maturities of long-term debt, excluding finance lease liabilities	1,328
Level 1 | Non-recurring
Non-recurring fair value measures
Long-term debt	7,870
Level 2
Non-recurring fair value measures
Cash and equivalents	3,963
Time deposits	30
Short-term debt and current maturities of long-term debt, excluding finance lease liabilities	$ 1,184